Material accounting estimates and judgments - Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 5,248,798		$ 3,114,888
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 2,986		$ 2,915
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,120		1,093
Brazil | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)	$ 4,000	4,106		4,008
Closing net book value of PPE items and other assets allocated to CGUs tested		663,211		599,509
Total assets allocated to CGUs tested		$ 667,317		$ 603,517